Interest and similar income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Cash and balances with the Brazilian Central Bank	R$ 3,827,648	R$ 5,095,828	R$ 5,953,765
Loans and advances - Credit institutions	3,843,798	2,977,670	5,107,355
Loans and advances - Customers	50,406,078	46,471,507	44,507,217
Debt instruments	13,528,096	13,629,167	13,456,802
Pension Plans (Note 22.b)	27,353	0	0
Other interest	1,208,087	2,304,221	2,393,210
Total	R$ 72,841,060	R$ 70,478,393	R$ 71,418,349